Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
NOTE 18 – SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date the unaudited condensed consolidated financial statements were available for issuance.
On July 14, 2023, the Company and Mr. Yaron Eitan , who serves as Chairman of the Board agreed to replace the consulting agreement dated April 20, 2021 (the “Consulting Agreement”) with an employment agreement pursuant to which the Company agreed to pay Mr. Eitan an annualized base salary of $168,000 for his duties as Chairman of the Board of Directors. Mr. Eitan is also eligible to participate in the Company’s employee benefits program effective August 1, 2023. Under the terms of the terminated Consulting Agreement, Mr. Eitan’s annual compensation as Chairman of the Board was $180,000.
On April 19, 2023, the Company closed a public offering of 1,850,000 shares of common stock at a public offering price of $4.00 per share, for gross proceeds of $7.4 million. After deducting underwriters’ discounts and offering expenses, the net proceeds from the public offering were approximately $6.4 million. In accordance with the terms of the Maestro share purchase agreement, $2,294,751 or 35% of the net proceeds from the offering were expected to be used to pay down the debt to the seller. Based on an agreement reached with the seller on July 18, 2023, 50% of the amount due or $1,147,376 was paid to the seller on July 19, 2023, and the balance will be paid no later than September 18, 2023.
On July 31, 2023, the Company entered into an Amendment to the Executive Employment Agreement between the Company and Lutz Finger pursuant to which the Company and Mr. Finger agreed to delay the vesting of certain equity compensation due to Mr. Finger.

NOTE 17 – SUBSEQUENT EVENTS THROUGH MARCH
29
, 2023
Management has evaluated subsequent events through
March
 29, 2023, the date the consolidated financial statements were available for issuance.
NOTE 18 – SUBSEQUENT EVENTS FROM MARCH 30, 2023 THROUGH AUGUST 23, 2023
On April 19, 2023, the Company closed a public offering of 1,850,000 shares of common stock at a public offering price of $4.00 per share, for gross proceeds of $7.4 million. After deducting underwriters’ discounts and offering expenses, the net proceeds from the public offering were approximately $6.4 million. In accordance with the terms of the Maestro share purchase agreement, $2,294,751 or 35% of the net proceeds from the offering were expected to be used to pay down the debt to the seller. Based on an agreement reached with the seller on July 18, 2023, 50% of the amount due or $1,147,376 was paid to the seller on July 19, 2023, and the balance will be paid no later than September 18, 2023.
Effective as of June 29, 2023, the Company effected a reverse stock split of its outstanding shares of at a ratio of one-for-four
(the “Reverse Split”). All information included in these consolidated financial statements has been adjusted, on a retrospective basis, to reflect the Reverse Split, unless otherwise stated.
On July 14, 2023, the Company and Mr. Yaron Eitan, who serves as Chairman of the Board agreed to replace the Consulting Agreement with an employment agreement pursuant to which the Company agreed to pay Mr. Eitan an annualized base salary of $
168,000 for his duties as Chairman of the Board of Directors. Mr. Eitan is also eligible to participate in the Company’s employee benefits program effective August 1, 2023. Under the terms of the terminated Consulting Agreement, Mr. Eitan’s annual compensation as Chairman of the Board was $180,000.
On July 31, 2023, the Company entered into an Amendment to the Executive Employment Agreement between the Company and Mr. Lutz Finger pursuant to which the Company and Mr. Finger agreed to delay the vesting of certain equity compensation due to Mr. Finger.